UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           September 30, 2010

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL            November 12, 2010
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          20
Form 13F Information Table Value Total:    $ 141916
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC		COMMON STOCKS	02209S103  6430	    267706   SH		Sole		     267706
APACHE CORP			COMMON STOCKS	037411105  8363	    85546    SH		Sole		     85546
BRUNSWICK CORP			COMMON STOCKS	117043109  3470	    228010   SH		Sole		     228010
CLOROX CO			COMMON STOCKS	189054109  8099	    121316   SH		Sole		     121316
COOPER INDUSTRIES INC-W/RTS TO	COMMON STOCKS	G24140108  7669	    156725   SH		Sole		     156725
DEVON ENERGY CORP		COMMON STOCKS	25179M103  8657	    133713   SH		Sole		     133713
FORTUNE BRANDS INC		COMMON STOCKS	349631101  4108	    83453    SH		Sole		     83453
KRAFT FOODS INC			COMMON STOCKS	50075N104  4272	    138429   SH		Sole		     138429
MASCO CORP			COMMON STOCKS	574599106  1833	    166466   SH		Sole		     166466
MATTEL INC			COMMON STOCKS	577081102  7244	    308772   SH		Sole		     308772
MEDTRONIC INC			COMMON STOCKS	585055106  7856	    233949   SH		Sole		     233949
MERCK & CO INC			COMMON STOCKS	58933Y105  8953	    243212   SH		Sole		     243212
NORFOLK SOUTHERN CORP		COMMON STOCKS	655844108  6297	    105810   SH		Sole		     105810
PEPSICO INC			COMMON STOCKS	713448108  12290    184975   SH		Sole		     184975
PFIZER INC			COMMON STOCKS	717081103  8599	    500798   SH		Sole		     500798
PHILIP MORRIS INTL INC		COMMON STOCKS	718172109  9022	    161041   SH		Sole		     161041
TARGET CORP			COMMON STOCKS	87612E106  5725	    107124   SH		Sole		     107124
TRINITY INDS INC		COMMON STOCKS	896522109  5601	    251521   SH		Sole		     251521
WAL MART STORES INC		COMMON STOCKS	931142103  8564	    160016   SH		Sole	     	     160016
WALGREEN CO			COMMON STOCKS	931422109  8864     264601   SH		Sole		     264601